UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  215 West Muhammad Ali Blvd.
		Suite 100
		Louisville, KY  40202-1411


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:		  0
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	94,158 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                              VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101          1,340       22,289    SOLE                     19,889            0        2,400
A T & T INC            COMMON   00206R102          2,524      101,613    SOLE                     99,903            0        1,710
ABBOTT LABS            COMMON   002824100          1,760       37,423    SOLE                     37,023            0          400
ALBERTO CULVER CO      COMMON   013078100            357       14,050    SOLE                     10,600            0        3,450
ALTRIA GROUP INC       COMMON   02209S103            923       56,290    SOLE                     52,990            0        3,300
AMERICAN EXPRESS CO    COMMON   025816109            279       12,010    SOLE                     11,910            0          100
AMERICAN WATER WORKS   COMMON   030420103            413       21,600    SOLE                     19,600            0        2,000
AMGEN INC              COMMON   031162100            610       11,531    SOLE                     11,131            0          400
AQUA AMERICA INC       COMMON   03836W103            895       49,977    SOLE                     46,745            0        3,232
ASHLAND INC            COMMON   044209104            418       14,900    SOLE                     12,900            0        2,000
AUTOMATIC DATA PROCES  COMMON   053015103            377       10,650    SOLE                     10,650            0            0
BANK AMER CORP         COMMON   060505104            195       14,743    SOLE                     14,743            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207            249           86    SOLE                         86            0            0
BP P L C SPONS ADR     COMMON   055622104          2,596       54,446    SOLE                     54,446            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108          1,579       77,765    SOLE                     77,365            0          400
BROWN FORMAN CORP CL   COMMON   115637100            326        7,059    SOLE                      6,959            0          100
BROWN FORMAN CORP CL   COMMON   115637209            694       16,149    SOLE                     14,394            0        1,755
CADBURY PLC SPONS ADR  COMMON   12721E102            550       16,000    SOLE                     15,200            0          800
CHEVRON CORP           COMMON   166764100          4,539       68,518    SOLE                     67,218            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108          2,022       60,063    SOLE                     59,963            0          100
CISCO SYS INC          COMMON   17275R102            511       27,411    SOLE                     27,411            0            0
CITIGROUP INC          COMMON   172967101             32       10,827    SOLE                     10,827            0            0
COCA COLA CO           COMMON   191216100          2,147       44,729    SOLE                     43,129            0        1,600
COLGATE PALMOLIVE CO   COMMON   194162103            588        8,314    SOLE                      8,314            0            0
COMCAST CORP CL A      COMMON   20030N101            146       10,073    SOLE                      9,928            0          145
CONOCOPHILLIPS         COMMON   20825C104            931       22,144    SOLE                     21,270            0          874
DIAMOND OFFSHORE DRIL  COMMON   25271C102            233        2,800    SOLE                      2,800            0            0
DISCOVER FINANCIAL SV  COMMON   254709108            122       11,898    SOLE                     11,348            0          550
DISNEY WALT PRODTNS    COMMON   254687106            307       13,146    SOLE                     13,146            0            0
DOVER CORP             COMMON   260003108            446       13,478    SOLE                     13,478            0            0
DOW CHEMICAL CORP      COMMON   260543103            405       25,102    SOLE                     22,602            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109            447       17,434    SOLE                     17,334            0          100
DUKE ENERGY CORP       COMMON   26441C105          1,522      104,285    SOLE                    101,717            0        2,568
ELI LILLY AND COMPANY  COMMON   532457108            867       25,022    SOLE                     23,722            0        1,300
EMERSON ELEC CO        COMMON   291011104            325       10,040    SOLE                      9,740            0          300
EXXON MOBIL CORP       COMMON   30231G102          9,524      136,238    SOLE                    135,278            0          960
FIDELITY MAGELLAN FD   MUTUAL   316184100            249        4,691    SOLE                      4,691            0            0
FIRST HORIZON NATIONA  COMMON   320517105            161       13,428    SOLE                     13,428            0            0
FPL GROUP INC COM      COMMON   302571104            433        7,622    SOLE                      7,622            0            0
GENERAL ELEC CO        COMMON   369604103          1,794      153,052    SOLE                    150,802            0        2,250
GENERAL MILLS INC      COMMON   370334104            391        6,985    SOLE                      6,985            0            0
GLAXOSMITHKLINE PLC A  COMMON   37733W105            390       11,030    SOLE                     11,030            0            0
GRACO INC              COMMON   384109104            369       16,775    SOLE                     15,775            0        1,000
HEINZ H J CO           COMMON   423074103          1,389       38,900    SOLE                     38,100            0          800
HERSHEY FOODS CORP     COMMON   427866108            698       19,392    SOLE                     16,992            0        2,400

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                              VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
HOME DEPOT INC         COMMON   437076102            732       30,991    SOLE                     28,891            0        2,100
HONEYWELL INTL INC     COMMON   438516106            362       11,521    SOLE                     11,421            0          100
HOSPIRA INC            COMMON   441060100            357        9,266    SOLE                      9,046            0          220
I B M                  COMMON   459200101          1,851       17,725    SOLE                     16,865            0          860
INTEL CORP             COMMON   458140100            628       37,920    SOLE                     36,320            0        1,600
INVESTMENT CO AMER CO  MUTUAL   461308108            291       13,356    SOLE                     13,356            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          5,161      151,302    SOLE                    143,091            0        8,211
JOHNSON & JOHNSON      COMMON   478160104          2,497       43,966    SOLE                     43,166            0          800
KIMBERLY CLARK CORP    COMMON   494368103            639       12,195    SOLE                     11,995            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            264        5,165    SOLE                      5,165            0            0
KRAFT FOODS INC CL A   COMMON   50075N104            827       32,626    SOLE                     30,796            0        1,830
MAGELLAN MIDSTREAM PT  COMMON   559080106            278        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          2,264       75,125    SOLE                    72,125            0        3,000
MCDONALDS CORP         COMMON   580135101            456        7,932    SOLE                      7,732            0          200
MEDTRONIC INC          COMMON   585055106            286        8,197    SOLE                      7,197            0        1,000
MERCK & CO INC         COMMON   589331107            997       35,673    SOLE                     35,388            0          285
MICROSOFT CORP         COMMON   594918104          2,448      102,977    SOLE                    100,777            0        2,200
MORGAN STANLEY         COMMON   617446448            265        9,296    SOLE                      9,196            0          100
MOTOROLA INC           COMMON   620076109             67       10,174    SOLE                     10,174            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            333       17,923    SOLE                     17,923            0            0
OLD NATL BANCORP IND   COMMON   680033107            377       38,423    SOLE                     38,423            0            0
PEPSICO INC            COMMON   713448108          3,209       58,379    SOLE                     57,779            0          600
PFIZER INC             COMMON   717081103          1,988      132,525    SOLE                    127,925            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          2,145       49,185    SOLE                     46,085            0        3,100
PNC FINANCIAL CORP     COMMON   693475105            209        5,375    SOLE                      5,175            0          200
PROCTER & GAMBLE CO    COMMON   742718109          4,243       83,041    SOLE                     81,846            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            134       33,073    SOLE                     33,073            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            337        6,724    SOLE                      6,724            0            0
SARA LEE CORP          COMMON   803111103            242       24,819    SOLE                     23,819            0        1,000
SCHERING PLOUGH CORP   COMMON   806605101            837       33,319    SOLE                     32,619            0          700
SCHLUMBERGER           COMMON   806857108            897       16,572    SOLE                     16,572            0            0
SPECTRA ENERGY CORP    COMMON   847560109          1,020       60,306    SOLE                     57,572            0        2,734
SY BANCORP CAP TR II   PREFERR  785059205            116       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106            994       25,178    SOLE                     25,178            0            0
TEPPCO PARTNERS LP UT  COMMON   872384102            209        7,000    SOLE                      7,000            0            0
TIME WARNER INC        COMMON   887317303            338       13,416    SOLE                     12,750            0          666
TJX COS INC NEW COM    COMMON   872540109            223        7,100    SOLE                      7,100            0            0
TOOTSIE ROLL INDS INC  COMMON   890516107            312       13,737    SOLE                     11,234            0        2,503
UNITED PARCEL SVC CL   COMMON   911312106            618       12,366    SOLE                     12,366            0            0
US BANCORP             COMMON   902973304          1,934      107,902    SOLE                    107,494            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            254        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            268       28,082    SOLE                     28,082            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,336       43,474    SOLE                     43,386            0           88
VISA INC CLASS A       COMMON   92826C839            342        5,500    SOLE                      5,200            0          300
WAL MART STORES INC    COMMON   931142103          1,212       25,024    SOLE                     25,024            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 06/30/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (in 1,000's)                                              VOTING AUTHORITY
                                                                                                             (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
WALGREEN COMPANY       COMMON   931422109            559       19,000    SOLE                     18,400            0          600
WASHINGTON MUT INVS F  MUTUAL   939330106            243       11,795    SOLE                     11,795            0            0
WELLS FARGO & CO       COMMON   949746101            291       12,005    SOLE                     11,755            0          250
WHITNEY HLDG CORP      COMMON   966612103            129       14,042    SOLE                     14,042            0            0
WYETH                  COMMON   983024100          1,066       23,477    SOLE                     23,477            0            0

     TOTAL                                        94,158